Primary and secondary segments reporting - Schedule of reconciliation of consolidated profit after tax to operating profit before tax (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of statutory results to underlying results
Net interest income		€ 42,348.0	€ 43,787.0	€ 40,650.0
Net fee income		12,976.0	12,376.0	11,495.0
Gains (losses) on financial transactions		2,362.0	2,211.0	2,565.0
Other operating income		984.0	6.0	(459.0)
Total income		58,670.0	58,380.0	54,251.0
Administrative expenses, depreciation and amortisation		(24,711.0)	(25,149.0)	(24,632.0)
Net operating income		33,959.0	33,231.0	29,619.0
Net loan-loss provisions		(12,596.0)	(12,183.0)	(12,260.0)
Other gains (losses) and provisions		(2,682.0)	(3,701.0)	(2,354.0)
Operating profit/(loss) before tax	€ 6,193.0	18,681.0	17,347.0	15,005.0
Tax on profit	€ (635.0)	(4,723.0)	(4,844.0)	(3,880.0)
Profit/(loss) from continuing operations		13,958.0	12,503.0	11,125.0
Profit from discontinued operations (net)		1,542.0	1,241.0	1,058.0
Profit/(loss) for the year		15,500.0	13,744.0	12,183.0
Non-controlling interests		(1,399.0)	(1,170.0)	(1,107.0)
Attributable profit to the parent		14,101.0	12,574.0	11,076.0
Adjustments related to the Poland disposal
Reconciliation of statutory results to underlying results
Net interest income		3,006.0	2,881.0	2,611.0
Net fee income		685.0	634.0	562.0
Gains (losses) on financial transactions		74.0	62.0	68.0
Other operating income		(45.0)	(81.0)	(69.0)
Total income		3,720.0	3,496.0	3,172.0
Administrative expenses, depreciation and amortisation		(1,014.0)	(885.0)	(793.0)
Net operating income		2,706.0	2,611.0	2,379.0
Net loan-loss provisions		(282.0)	(502.0)	(672.0)
Other gains (losses) and provisions		(474.0)	(429.0)	(253.0)
Operating profit/(loss) before tax		1,950.0	1,680.0	1,454.0
Tax on profit		(408.0)	(439.0)	(396.0)
Profit/(loss) from continuing operations		1,542.0	1,241.0	1,058.0
Profit from discontinued operations (net)		(1,542.0)	(1,241.0)	(1,058.0)
Profit/(loss) for the year		0.0	0.0	0.0
Non-controlling interests		0.0	0.0	0.0
Attributable profit to the parent		0.0	0.0	0.0
Other adjustments
Reconciliation of statutory results to underlying results
Net interest income		0.0	0.0	0.0
Net fee income		0.0	0.0	0.0
Gains (losses) on financial transactions		0.0	0.0	0.0
Other operating income		0.0	335.0	224.0
Total income		0.0	335.0	224.0
Administrative expenses, depreciation and amortisation		0.0	0.0	0.0
Net operating income		0.0	335.0	224.0
Net loan-loss provisions		467.0	352.0	474.0
Other gains (losses) and provisions		(231.0)	(687.0)	(459.0)
Operating profit/(loss) before tax		236.0	0.0	239.0
Tax on profit		(210.0)	0.0	(213.0)
Profit/(loss) from continuing operations		26.0	0.0	26.0
Profit from discontinued operations (net)		0.0	0.0	0.0
Profit/(loss) for the year		26.0	0.0	26.0
Non-controlling interests		(26.0)	0.0	(26.0)
Attributable profit to the parent		0.0	0.0	0.0
Underlying results
Reconciliation of statutory results to underlying results
Net interest income		45,354.0	46,668.0	43,261.0
Net fee income		13,661.0	13,010.0	12,057.0
Gains (losses) on financial transactions		2,436.0	2,273.0	2,633.0
Other operating income		940.0	261.0	(304.0)
Total income		62,390.0	62,211.0	57,647.0
Administrative expenses, depreciation and amortisation		(25,725.0)	(26,034.0)	(25,425.0)
Net operating income		36,665.0	36,177.0	32,222.0
Net loan-loss provisions		(12,411.0)	(12,333.0)	(12,458.0)
Other gains (losses) and provisions		(3,387.0)	(4,816.0)	(3,066.0)
Operating profit/(loss) before tax		20,867.0	19,027.0	16,698.0
Tax on profit		(5,341.0)	(5,284.0)	(4,489.0)
Profit/(loss) from continuing operations		15,526.0	13,744.0	12,209.0
Profit from discontinued operations (net)		0.0	0.0	0.0
Profit/(loss) for the year		15,526.0	13,744.0	12,209.0
Non-controlling interests		(1,425.0)	(1,169.0)	(1,133.0)
Attributable profit to the parent		14,101.0	12,574.0	11,076.0
Provision (release) of provision corresponding to results from commitments and contingent risks		€ 47.0	€ 41.0	€ (24.0)